Vessels, subsidiaries and other property, plant and equipment, Details of Vessel Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024 t Subsidiary
Vessel Subsidiaries [Abstract]
Number of subsidiaries for management services | Subsidiary	3
Marshall Island [Member]
Vessel Subsidiaries [Abstract]
Number of subsidiaries for management services | Subsidiary	4
Goodwood [Member]
Vessel Subsidiaries [Abstract]
Percentage of vessel subsidiaries owned	53.00%
Vessel Subsidiaries [Member]
Vessel Subsidiaries [Abstract]
Percentage of vessel subsidiaries owned	100.00%
DHT Appaloosa [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Appaloosa Inc
DWT	318,918
Flag State	Hong Kong
Year Built	2018
DHT Mustang [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Mustang Inc
DWT	317,975
Flag State	Hong Kong
Year Built	2018
DHT Bronco [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Bronco Inc
DWT	317,975
Flag State	Hong Kong
Year Built	2018
DHT Colt [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Colt Inc
DWT	319,713
Flag State	Hong Kong
Year Built	2018
DHT Stallion [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Stallion Inc
DWT	319,713
Flag State	Hong Kong
Year Built	2018
DHT Tiger [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Tiger Limited
DWT	299,629
Flag State	Hong Kong
Year Built	2017
DHT Harrier [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Harrier Inc
DWT	299,985
Flag State	Hong Kong
Year Built	2016
DHT Puma [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Puma Limited
DWT	299,629
Flag State	Hong Kong
Year Built	2016
DHT Panther [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Panther Limited
DWT	299,629
Flag State	Hong Kong
Year Built	2016
DHT Osprey [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Osprey Inc
DWT	299,999
Flag State	Hong Kong
Year Built	2016
DHT Lion [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Lion Limited
DWT	299,629
Flag State	Hong Kong
Year Built	2016
DHT Leopard [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Leopard Limited
DWT	299,629
Flag State	Hong Kong
Year Built	2016
DHT Jaguar [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Jaguar Limited
DWT	299,629
Flag State	Hong Kong
Year Built	2015
DHT Taiga [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Iota Ltd
DWT	318,130
Flag State	Hong Kong
Year Built	2012
DHT Opal [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Opal Inc
DWT	320,105
Flag State	Hong Kong
Year Built	2012
DHT Sundarbans [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Theta Ltd
DWT	318,123
Flag State	Hong Kong
Year Built	2012
DHT Redwood [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Kappa Ltd
DWT	318,130
Flag State	Hong Kong
Year Built	2011
DHT Amazon [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Eta Ltd
DWT	318,130
Flag State	Hong Kong
Year Built	2011
DHT Peony [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Peony Inc
DWT	320,013
Flag State	Hong Kong
Year Built	2011
DHT Lotus [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Lotus Inc
DWT	320,142
Flag State	Hong Kong
Year Built	2011
DHT China [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Epsilon Ltd
DWT	317,794
Flag State	Hong Kong
Year Built	2007
DHT Europe [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Delta Ltd
DWT	317,713
Flag State	Hong Kong
Year Built	2007
DHT Bauhinia [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Bauhinia Inc
DWT	301,019
Flag State	Hong Kong
Year Built	2007
DHT Scandinavia [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Gamma Ltd
DWT	317,826
Flag State	Hong Kong
Year Built	2006